Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Organization and Nature of Operations [Abstract]
Schedule of relevant exchange rates
	For the Years Ended December 31
	2022	2021	2020

Period Ended RMB: USD exchange rate	6.8972	6.3726	6.5250
Period Average RMB: USD exchange rate	6.7290	6.4508	6.9042

Schedule of property, plant, and equipment
Useful lives
Buildings	10-20 years
Machinery and equipment	5-20 years
Transportation vehicles	3-10 years
Office equipment	3-10 years
Electronic equipment	3-10 years

Schedule of intangible assets
Useful lives
Patents	10 years
Trademark	10 years